INVENTORIES	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
INVENTORIES
15.	INVENTORIES

	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Raw materials and consumables	12,094	13,650
Work-in-progress	3,948	5,546
Finished goods	6,461	9,927

	22,503	29,123

The assets of the Group, including inventories have been pledged as security for the term loan from Perceptive Advisors.

All inventories are stated at the lower of cost or net realisable value. Total inventories for the Group are shown net of provisions of US$16,274,000 (2021: US$12,063,000) (2020: US$9,781,000). Cost of sales in 2022 includes inventories expensed of US$45,340,000 (2021: US$49,299,000) (2020: US$48,342,000).

The movement on the inventory provision for the three-year period to December 31, 2022 is as follows:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Opening provision at January 1	12,063	9,781	6,716
Charged during the year	7,391	5,589	5,179
Utilised during the year	(3,180)	(3,307)	(1,994)
Released during the year	-	-	(120)

Closing provision at December 31	16,274	12,063	9,781

During 2022, US$Nil (2021: US$Nil) (2020: US$120,000) of inventory provision relating to net realisable value was released to the statement of operations following a current year review of inventory usage.